Right of Use Asset - Schedule of Right of Use Asset (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Right of Use Asset [Abstract]
Cost	$ 54,863	$ 50,063
Accumulated amortisation	(31,998)	(19,192)
Total	22,865	30,871
Balance at beginning of year	30,871
Additions		50,063
Amortisation	(10,161)	(19,359)
Foreign exchange	2,155	167
Balance at end of the year	$ 22,865	$ 30,871